Profit Before Income Tax - Summary of Other Gains and Losses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Analysis of income and expense [abstract]
Gain on disposal of subsidiaries (Note 29)	$ 5,589,457	$ 188,578
Net gain (loss) arising on financial instruments held for trading	(3,111,253)	(104,968)	$ 224,446	$ 1,657,093
Net gain on financial assets designated as at FVTPL	327,351	11,044	223,113	815,742
Foreign exchange gain or loss, net	3,502,586	118,171	1,928,384	(713,213)
Impairment loss on financial assets	(50,206)	(1,694)	(91,886)
Others	1,518	52	(7,513)	(10,827)
Other gains and losses	$ 6,259,453	$ 211,183	$ 2,276,544	$ 1,748,795